Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
Brandes International Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)
Accumulated Value	$ 9,426		$ 10,573	$ 11,833	$ 11,087	$ 8,199	$ 12,626	$ 12,617	$ 13,270	$ 16,334	$ 18,409	$ 23,610
Brandes International Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)
Accumulated Value	10,000		11,136	12,371	11,500	8,439	12,907	12,836	13,403	16,365	18,443	23,654
Brandes International Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class I/BIIEX)
Accumulated Value	100,000		112,375	126,073	118,328	87,725	135,559	135,776	143,239	176,740	199,705	256,671
Brandes International Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class R6/BIERX)
Accumulated Value	1,000,000		1,126,817	1,265,055	1,189,530	882,929	1,365,539	1,368,686	1,445,533	1,785,766	2,019,395	2,597,989
Brandes Global Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)
Accumulated Value	9,423		10,870	11,961	11,515	8,875	14,358	14,976	15,291	19,323	21,335	26,213
Brandes Global Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)
Accumulated Value	10,000		11,441	12,501	11,946	9,136	14,667	15,186	15,392	19,308	21,318	26,192
Brandes Global Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class I/BGVIX)
Accumulated Value	100,000		115,576	127,530	123,087	95,086	154,205	161,243	165,080	209,137	231,414	285,035
Brandes Emerging Markets Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)
Accumulated Value	9,425		11,486	13,087	11,825	8,563	12,609	11,047	11,274	13,080	13,784	20,531
Brandes Emerging Markets Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)
Accumulated Value	10,000		12,097	13,692	12,276	8,817	12,895	11,257	11,410	13,141	13,848	20,626
Brandes Emerging Markets Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class I/BEMIX)
Accumulated Value	100,000		122,097	139,477	126,418	91,657	135,342	118,622	121,492	141,305	149,119	222,476
Brandes Emerging Markets Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class R6/BEMRX)
Accumulated Value	1,000,000		1,222,879	1,400,226	1,268,926	922,796	1,363,812	1,197,649	1,226,769	1,427,643	1,509,072	2,255,431
Brandes International Small Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)
Accumulated Value	10,000		11,226	13,538	12,254	9,659	16,403	16,408	14,706	16,588	16,899	25,991
Brandes International Small Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)
Accumulated Value	10,000		10,950	11,120	9,356	6,857	11,202	11,033	12,111	15,998	20,031	26,133
Brandes International Small Cap Equity Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class I/BISMX)
Accumulated Value	100,000		110,544	113,419	96,319	71,339	117,538	116,195	128,814	171,681	215,326	281,569
Brandes International Small Cap Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class R6/BISRX)
Accumulated Value	1,000,000		1,107,001	1,136,195	966,428	716,572	1,181,911	1,169,370	1,298,407	1,733,021	2,177,255	2,848,715
Brandes Small Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)
Accumulated Value	9,429		11,689	11,878	11,725	9,472	17,261	18,854	18,879	23,907	24,690	35,174
Brandes Small Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class I/BSCMX)
Accumulated Value	100,000		124,371	126,834	125,436	101,677	185,816	203,618	204,325	259,347	268,604	383,488
Brandes Small Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class R6/BSCRX)
Accumulated Value	1,000,000		1,243,709	1,272,468	1,261,699	951,469	1,744,872	1,922,427	1,931,404	2,455,634	2,547,377	3,645,599
Brandes Core Plus Fixed Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)
Accumulated Value	9,620		9,890	9,926	10,250	10,805	11,079	10,677	10,396	10,793	11,281	11,700
Brandes Core Plus Fixed Income Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class I/BCPIX)
Accumulated Value	100,000		103,010	103,827	107,547	113,569	116,680	112,729	110,044	114,329	119,876	124,734
Brandes Core Plus Fixed Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)
Accumulated Value	1,000,000		1,030,613	1,043,962	1,089,856	1,157,251	1,203,154	1,176,552	1,156,282	1,201,919	1,260,232	1,309,729
Brandes Separately Managed Account Reserve Trust - Fund Level
Account Value [Line Items]
Line Graph and Table Measure Name		Brandes Separately Managed Account Reserve Trust
Accumulated Value	10,000		10,977	11,284	11,681	11,996	12,650	12,396	12,099	13,010	13,753	14,380
MSCI EAFE (Europe, Australasia and Far East) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Index
Accumulated Value	10,000		11,167	12,820	12,344	10,569	15,279	15,457	15,244	17,579	18,437	22,359
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,477	13,036	13,560	12,151	18,716	20,610	19,163	23,975	25,662	30,512
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		11,721	14,644	13,559	11,161	17,677	15,668	13,992	15,132	16,356	21,190
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		11,313	13,183	12,628	10,661	15,929	15,693	14,897	16,872	17,899	22,358
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,807	13,438	14,616	13,282	21,587	24,161	22,088	28,558	30,620	36,157
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,044	10,165	10,620	11,569	11,651	11,168	10,633	10,814	11,342	11,835
MSCI EAFE (Europe, Australasia and Far East) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Value Index
Accumulated Value	10,000		11,598	13,012	12,215	9,435	13,747	14,235	14,191	16,649	18,787	24,433
MSCI World Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Accumulated Value	10,000		11,706	12,730	12,926	10,432	15,467	17,103	16,240	19,290	20,967	24,447
MSCI Emerging Markets Value [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,743	13,873	13,142	9,823	14,983	14,454	13,090	14,577	15,686	20,179
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Accumulated Value	10,000		11,226	13,538	12,254	9,659	16,403	16,408	14,706	16,588	16,899	21,600
MSCI ACWI ex USA Small Cap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Value Index
Accumulated Value	10,000		11,564	13,605	12,328	9,238	15,337	15,840	14,579	16,861	17,560	22,570
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Accumulated Value	10,000		12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	10,000		12,937	13,600	13,624	9,585	18,888	19,515	16,987	20,172	19,542	25,032
Bloomberg U.S. Intermediate Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Bond Index
Accumulated Value	$ 10,000		$ 10,211	$ 10,323	$ 10,838	$ 11,194	$ 12,021	$ 11,534	$ 11,317	$ 11,833	$ 12,568	$ 13,228